  Delaware Group Income Funds, Inc.
  High Yield Opportunities Fund
  Statement of Net Assets
  For the Period Ended January 31, 1997
  (Unaudited)

                                                                           Principal               Market
                                                                             Amount                 Value
  CORPORATE BONDS -                           70.08%
  Automobiles & Automotive Parts -             2.44%
* CSK Auto Inc. nts                           11.00%       11/01/06 . . .$     100,000        $       105,125
* Motors & Gears nts                          10.75%       11/15/06 . . .      100,000                102,750
                                                                                                --------------
                                                                                                      207,875
                                                                                                --------------

  Banking, Finance & Insurance-                1.81%
* Imperial Credit Industries sr nts            9.875%      01/15/07 . . .      150,000                154,125
                                                                                                --------------
                                                                                                      154,125
                                                                                                --------------


  Building & Materials -                       4.25%
* Atrium                                      10.50%       11/15/06 . . .      350,000                361,813
                                                                                                --------------
                                                                                                      361,813
                                                                                                --------------

  Cable, Media, & Publishing -                 2.42%
  Adelphia Communications sr unsec nts        12.50%       05/15/02 . . .      100,000                102,750
  Lamar Advertising                            9.63%       12/01/06 . . .      100,000                103,000
                                                                                                --------------
                                                                                                      205,750
                                                                                                --------------

  Consumer Products -                          9.02%
* Pen-Tab Industries                          10.875%      02/01/07 . . .      400,000                406,500
* Rayovac nts                                 10.25%       11/01/96 . . .      350,000                361,813
                                                                                                --------------
                                                                                                      768,313
                                                                                                --------------

  Electronics/Electrical Equipment             2.43%
  Electronic Retailing Systems                 0.00%/
                                               13.25%      02/01/04 . . .      300,000                207,000
                                                                                                --------------
                                                                                                      207,000
                                                                                                --------------

  Energy/Environmental Services                9.19%
* Allied Waste North America                  10.25%       12/01/06 . . .      250,000                266,875
  Clark USA nts                               10.88%       12/01/05 . . .      100,000                102,375
  Costilla Energy sr nts                      10.25%       10/01/06 . . .      100,000                106,000
* Loomis Fargo & Co sr sub nts                10.00%       01/15/04 . . .      150,000                153,750
* Petro Stopping Centers                      10.50%       02/01/07 . . .      150,000                153,375
                                                                                                --------------
                                                                                                      782,375
                                                                                                --------------

  Food, Beverage & Tobacco -                   4.84%
* CFP Holdings                                11.63%       01/15/04 . . .      300,000                309,000
  Core-Mark                                   11.38%       09/15/03 . . .      100,000                103,125
                                                                                                --------------
                                                                                                      412,125
                                                                                                --------------

  Industrial Machinery -                      17.86%
* Collins & Aikman sr sub nts                 10.00%       01/15/07 . . .      400,000                407,500
  DVI sr nts                                   9.875%      02/01/04 . . .      400,000                404,500
  Delran Manufacturing sr nts                 10.00%       01/15/07 . . .      500,000                506,250
* Hawk                                        10.25%       12/01/03 . . .      100,000                102,125
  Jordan Industries sr sec nts                10.375%      08/01/03 . . .      100,000                100,000
                                                                                                --------------
                                                                                                    1,520,375
                                                                                                --------------

  Leisure, Lodging & Entertainment -           1.14%
  Trump-Atlantic City mtg nts                 11.25%       05/01/06 . . .      100,000                 96,875
                                                                                                --------------
                                                                                                       96,875
                                                                                                --------------

  Metals & Mining -                            1.22%
  Weirton Steel sr nts                        11.375%      07/01/04 . . .      100,000                103,625
                                                                                                --------------
                                                                                                      103,625
                                                                                                --------------

  Retail -                                     1.22%
  Fleming sr nts                              10.625%      12/15/01 . . .      100,000                103,750
                                                                                                --------------
                                                                                                      103,750
                                                                                                --------------

  Transportation & Shipping -                 10.41%
  Amerking sr nts                             10.75%       12/01/06 . . .      100,000                104,375
* Atlantic Express                            10.75%       02/01/04 . . .      400,000                412,000
* Blue Bird Body                              10.75%       11/15/06 . . .      350,000                370,125
                                                                                                --------------
                                                                                                      886,500
                                                                                                --------------

  Miscellaneous -                              1.83%
* LDM Technologies                            10.75%       01/15/07 . . .      150,000                155,625
                                                                                                --------------
                                                                                                      155,625
                                                                                                --------------

  Total Corporate Bonds (cost $5,898,106)                                                           5,966,125
                                                                                                --------------

  U.S. TREASURY OBLIGATIONS -                                18.33%
  U.S. Treasury Notes                                         9.00%       05/15/98 . . . 1,500,000          1,560,195
                                                                                                        --------------
  Total U.S. Treasury Obligations (cost $1,559,063)                                                         1,560,195
                                                                                                        --------------


  PREFERRED STOCK -                                           9.45%
* American Radio Systems 11.375% 01/15/09                                   . . . . . . . .  5,000            503,750
* Chancellor Radio  12% 01/15/02                                            . . . . . . . .  1,500            151,125
  Pegasus Communication  12.75% 01/01/02                                    . . . . . . . .  1,500            150,000
                                                                                                        --------------
  Total Preferred Stock (cost $800,469)                                                                       804,875
                                                                                                        --------------

  REPURCHASE AGREEMENTS-                                     15.20%
  With Chase Manhattan 5.52% 2/3/97 (dated 1/31/97,
      collateralized by $85,000 U.S. Treasury Notes 6.625%
      due 6/30/01, market value $ 87,102 and $279,000
      U.S. Treasury Notes 6.625% due 6/30/01, market value                                 363,000            363,000
      $284,090)
  With J.P. Morgan Securities 5.50% 2/3/97 (dated 1/31/97,
      collateralized by $279,000 U.S. Treasury Notes 8.75%
      due 8/15/00, market value $311,909 and $143,000
      U.S. Treasury Notes 8.75% due 8/15/00, market value                                  463,000            463,000
      $160,689)
  WithPaine Webber 5.52% 2/3/97 (dated 1/31/97,
      collateralized by $279,000 U.S. Treasury Notes 6.25%
      due 8/31/00, market value $ 286,910 and
      $191,000 U.S. Treasury Notes 5.25% due 12/31/97,
      market value $191,014)                                                               468,000            468,000
                                                                                                        --------------
  Total Repurchase Agreements (cost $1,294,000)                                                             1,294,000
                                                                                                        --------------

  TOTAL MARKET VALUE OF SECURITIES -                        113.06%
    (cost $9,551,638)                                                                                       9,625,195
  RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES           (13.06)%                                       (1,111,471)
                                                                                                        --------------
  NET ASSETS APPLICABLE TO 971,368 HIGH YIELD
    OPPORTUNITIES FUND A CLASS SHARES AND 545,455
    HIGH YIELD OPPORTUNITIES FUND INSTITUTIONAL
    CLASS SHARES ($1 PAR VALUE) OUTSTANDING;
    EQUIVALENT TO $5.61  PER SHARE -                        100.00%                                   $     8,513,724
                                                                                                        ==============

  COMPONENTS OF NET ASSETS AT JANUARY 31, 1997:
  Capital Stock, $1 par value, 200,000,000 shares
    authorized to the Fund with 100,000,000 shares
    allocated to High Yield Opportunities
    Fund A Class, 25,000,000 shares allocated
    to High Yield Opportunities Fund
    B Class, 25,000,000 shares allocated to
    High Yield Opportunities Fund C
    Class and 50,000,000 shares allocated
    to High Yield Opportunities Fund
    Institutional Class                                                                               $     8,408,312
  Accumulated undistributed:
    Net investment income                                                                                      21,111
    Net realized gain on investments                                                                           11,312
    Net unrealized appreciation of investments                                                                 72,989
                                                                                                        --------------
  Total net assets                                                                                    $     8,513,724
                                                                                                        ==============

  -------------------------------------------------------------------
  *These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers (see note 5). At January 31, 1997, these securities amounted to $4,477,376 or 52.59% of net assets.


  Summary of Abbreviations:
  mtg - mortgage
  nts - notes
  sec - secured
  sr - senior
  sub - subordinated
  unsec - unsecured


                             See accompanying notes

DELAWARE GROUP INCOME FUNDS, INC.
HIGH YIELD OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED
JANUARY 31, 1997
(Unaudited)

INVESTMENT INCOME:
Interest                                                         $ 23,510

EXPENSES:
Management fees                                  2,136

Registration fees                                  864
Custodian fees                                     342
Dividend disbursing and transfer
   agent fees and expenses                         115
Accounting fees                                     94
Reports and statements
   to shareholders                                   8
Professional fees                                    4
Taxes (other than taxes on income)                   4
Other                                               48
                                               -------
                                                 3,615
Less expenses absorbed by
   Delaware Management Company, Inc.             1,216              2,399
                                                 -----           --------

NET INVESTMENT INCOME                                              21,111
                                                                 --------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
Net realized gain on:
   investment transactions                                         11,312
Net unrealized appreciation of
   investments during the period                                   72,989
                                                                 --------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                  84,301
                                                                 --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                     $105,412
                                                                 ========



                             See accompanying notes

DELAWARE GROUP INCOME FUNDS, INC.
HIGH YIELD OPPORTUNITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED
JANUARY 31, 1997
(Unaudited)


OPERATIONS:
Net investment income                                            $  21,111
Net realized gain
   on investments                                                   11,312
Net unrealized appreciation
   of investments during the period                                 72,989
                                                                 ---------
Net increase in net
   assets resulting from
   operations                                                      105,412
                                                                 ---------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
   High Yield Opportunities A Class                                      -
   High Yield Opportunities B Class                                      -
   High Yield Opportunities C Class                                      -
   High Yield Opportunities Institutional Class                          -
                                                                 ---------
                                                                         -
                                                                 ---------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   High Yield Opportunities A Class                              5,408,307
   High Yield Opportunities B Class                                      -
   High Yield Opportunities C Class                                      -
   High Yield Opportunities Institutional Class                  3,000,005
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income
   High Yield Opportunities A Class                                      -
   High Yield Opportunities B Class                                      -
   High Yield Opportunities C Class                                      -
   High Yield Opportunities Institutional Class                        -
                                                                 ---------
                                                                 8,408,312
                                                                 ---------
Cost of shares repurchased:
   High Yield Opportunities A Class                                      -
   High Yield Opportunities B Class                                      -
   High Yield Opportunities C Class                                      -
   High Yield Opportunities Institutional Class                          -
                                                                 ---------
                                                                         -
                                                                 ---------
Increase in net assets derived from capital
   share transactions                                            8,408,312
                                                                 ---------
NET INCREASE IN NET ASSETS                                       8,513,724
                                                                 ---------
NET ASSETS:
Beginning of period                                                      -
End of period (including undistributed
   net investment income of $1,672)                            $ 8,513,724
                                                               ===========


                             See accompanying notes

DELAWARE GROUP INCOME FUNDS, INC.
HIGH YIELD OPPORTUNITIES FUND
Notes to Financial Statements
For the Period Ended
January 31, 1997
(Unaudited)


Delaware Group Income Funds, Inc. - High Yield Opportunities Fund, Inc. (the "Fund") registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland corporation and offers four classes of shares.

The objective of the Fund is to seek to provide investors with high current income and total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation-Securities listed on an exchange are valued at the last quoted sales price as of 4:00 pm EST on the valuation date.
Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and are believed to reflect the fair value of such securities. Securities listed on a foreign exchange are valued at the last quoted sale price before the time when the Fund is valued. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.


Federal Income Taxes-The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Class Accounting - Expenses directly attributable to a class are charged to that class. Other common expenses are prorated between all classes of the Fund.

Other-Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

Certain fund expenses are paid directly by brokers. The amount of these expenses was less than 0.01% of the Series' average net assets.

2.   Investment Management Fees and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the investment manager of the Fund, an annual fee which is calculated daily at the rate of 0.65% of average daily net assets of the Fund. At January 31, 1997, the Fund had a liability for Investment Management fees and other expenses payable to DMC of $2,141.

DMC has elected voluntarily to waive that portion, if any, of the annual management fees payable for the Fund to the extent necessary to ensure that the annual operating expenses exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses do not exceed 0.75% for each class through June 30, 1997. Total expenses absorbed by DMC were $1,216.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors L.P.
(DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B Class and C Class. No distribution expenses are paid by the Institutional Class.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC to serve as dividend disbursing and transfer agent for the Fund. For the period ended January 31, 1997, the amount expensed for these services was $15. The Fund also engaged DSC to provide accounting services for the Fund. For the period ended January 31, 1997 the Fund has expensed $94 for these services. At January 31, 1997, the Fund had a liability for these and other expenses payable to DSC for $249.

3. Investments
During the period ended January 31, 1997, the Fund made purchases of $9,207,214 and sales of $949,576 of investment securities other than direct U.S. government securities and temporary cash investments.

At January 31, 1997, the aggregate cost of securities for federal income tax purposes was $11,312.

At January 31, 1997, net unrealized appreciation for federal income tax purposes aggregated $72,989 of which $77,426 related to unrealized appreciation of securities and $4,437 related to unrealized depreciation of securities.

4.Capital Stock
Transactions in capital stock shares were as follows:

                                                               1/2/97*
                                                                 TO
                                                               1/31/97
                                                               -------

Shares sold:
   High-Yield Opportunities Fund A Class                          971,368
   High-Yield Opportunities Fund B Class                                -
   High-Yield Opportunities Fund C Class                                -
   High-Yield Opportunities Institutional Class                   545,455

Shares issued upon reinvestment of dividends
   from net investment income:
   High-Yield Opportunities Fund A Class                                -
   High-Yield Opportunities Fund B Class                                -
   High-Yield Opportunities Fund C Class
   High-Yield Opportunities Institutional Class                         -
                                                                ---------
                                                                1,516,823
                                                                ---------
Shares repurchased:
   High-Yield Opportunities Fund A Class                                -
   High-Yield Opportunities Fund B Class                                -
   High-Yield Opportunities Fund C Class                                -
   High-Yield Opportunities Institutional Class                         -
                                                                ---------
                                                                        -
                                                                ---------
   Net increase                                                 1,516,823
                                                                =========

----------
*Date of Initial Public offering

5. Concentration of Credit Risk
The Fund invests in high-yield fixed income securities which carry rating of BB or lower by Standard & Poors and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk, than higher rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade secruities.

The Fund may invest up to 15% of its assets in illiquid securities which include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities that are exempt from registration under rule 144A have been denoted in the Statement of Net Assets. Of these securities, none have been determined to be illiquid.

6. Financial Highlights
Selected data for each share of the fund throughout each period were as follows:

                                                         High-Yield               High-Yield
                                                        Opportunities            Opportunities
                                                            Fund                     Fund
                                                           A Class            Institutional Class
                                                           -------            -------------------
                                                          12/27/96(1)              12/27/96(1)
                                                             to                       to
                                                           1/31/97                  1/31/97

Net asset value, beginning of period                        $5.5000                    5.5000
Income from investment operations:
   Net investment income                                     0.0011                    0.0011
   Net realized and unrealized gain
     from security transactions                              0.1089                    0.1089
                                                             ------                    ------
   Total from investment operations                          0.1100                    0.1100

Less distributions:
   Dividends from net investment income                        none                      none
   Distributions from net realized gain on
     security transactions                                     none                      none
                                                             ------                    ------
   Total distributions                                       0.0000                    0.0000
Net asset value, end of period                              $5.6100                   $5.6100
                                                            =======                   =======

Total return(2)

Ratios/supplemental data:
   Net asset, end of period (000 omitted)                    $5.452                    $3.062
   Ratio of expenses to average net assets                    0.75%                     0.75%
   Ratio of expenses to average net assets
     prior to expense limitation                              1.11%                     1.11%
   Ratio of net investment income to average
     net assets                                               6.30%                     6.30%
   Ratio of net investment income to average
     net assets prior to expense limitation                   5.94%                     5.94%
   Portfolio turnover                                          140%                      140%

----------
(1) Date of initial public offering. Ratios have been annualized and total return has not been annualized.
(2) Does not include maximum sales charge of 4.75% for A Class nor the limited contingent deferred sales charge which varies from 1%-4% for C Class depending upon the holding period.